Business combinations - Summary of Intangible Assets Acquired Comprises (Details) - Acquisition Of Weni [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Customer relationship [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Estimated Fair Value in thousands of U.S. dollars	$ 878
Estimated useful life in years	8 years 6 months
Software [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Estimated Fair Value in thousands of U.S. dollars	$ 237
Estimated useful life in years	5 years 10 months 24 days